SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jan. 03, 2015
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION — The Consolidated Financial Statements include the accounts of Stanley Black & Decker, Inc. and its majority-owned subsidiaries (collectively the “Company”) which require consolidation, after the elimination of intercompany accounts and transactions. The Company’s fiscal year ends on the Saturday nearest to December 31. There were 53 weeks in the fiscal year 2014 and 52 weeks in the fiscal years 2013 and 2012.
During the fourth quarter of 2014, the Company classified the Security segment’s Spain and Italy operations as held for sale based on management's intention to sell these businesses. In the third quarter of 2013, the Company classified two small businesses within the Security and Industrial segments as held for sale based on management's intention to sell these businesses. These businesses were sold in 2014. In December 2012, the Company sold its Hardware & Home Improvement business ("HHI"), including the residential portion of Tong Lung Metal Industry Co. ("Tong Lung"), to Spectrum Brands Holdings, Inc. ("Spectrum") for approximately $1.4 billion in cash. The purchase and sale agreement stipulated that the sale occur in a First and Second Closing. The First Closing, which excluded the residential portion of the Tong Lung business, occurred on December 17, 2012 and resulted in an after-tax gain of $358.9 million. The Second Closing, in which the residential portion of the Tong Lung business was sold for $93.5 million in cash, occurred on April 8, 2013 and resulted in an after-tax gain of $4.7 million. The operating results of the above businesses have been reported as discontinued operations in the Consolidated Financial Statements. Amounts previously reported have been reclassified to conform to this presentation in accordance with ASC 205, "Presentation of Financial Statements," to allow for meaningful comparison of continuing operations. The Consolidated Balance Sheets as of January 3, 2015 and December 28, 2013 aggregate amounts associated with discontinued operations as described above. Refer to Note T, Discontinued Operations, for further discussion.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements. While management believes that the estimates and assumptions used in the preparation of the financial statements are appropriate, actual results could differ from these estimates. Certain amounts reported in the previous years have been reclassified to conform to the 2014 presentation.
FOREIGN CURRENCY — For foreign operations with functional currencies other than the U.S. dollar, asset and liability accounts are translated at current exchange rates; income and expenses are translated using average exchange rates. Translation adjustments are reported in a separate component of shareowners’ equity and exchange gains and losses on transactions are included in earnings.
CASH EQUIVALENTS — Highly liquid investments with original maturities of three months or less are considered cash equivalents.
ACCOUNTS AND FINANCING RECEIVABLE — Trade receivables are stated at gross invoice amounts less discounts, other allowances and provisions for uncollectible accounts. Financing receivables are initially recorded at fair value, less impairments or provisions for credit losses. Interest income earned from financing receivables that are not delinquent is recorded on the effective interest method. The Company considers any financing receivable that has not been collected within 90 days of original billing date as past-due or delinquent. Additionally, the Company considers the credit quality of all past-due or delinquent financing receivables as nonperforming.
ALLOWANCE FOR DOUBTFUL ACCOUNTS — The Company estimates its allowance for doubtful accounts using two methods. First, a specific reserve is established for individual accounts where information indicates the customers may have an inability to meet financial obligations. Second, a reserve is determined for all customers based on a range of percentages applied to aging categories. These percentages are based on historical collection and write-off experience. Actual write-offs are charged against the allowance when collection efforts have been unsuccessful.
INVENTORIES — U.S. inventories are predominantly valued at the lower of Last-In First-Out (“LIFO”) cost or market because the Company believes it results in better matching of costs and revenues. Other inventories are valued at the lower of First-In, First-Out (“FIFO”) cost or market because LIFO is not permitted for statutory reporting outside the U.S. See Note C, Inventories, for a quantification of the LIFO impact on inventory valuation.
PROPERTY, PLANT AND EQUIPMENT — The Company generally values property, plant and equipment (“PP&E”), including capitalized software, at historical cost less accumulated depreciation and amortization. Costs related to maintenance and repairs which do not prolong the asset's useful life are expensed as incurred. Depreciation and amortization are provided using straight-line methods over the estimated useful lives of the assets as follows:

Useful Life (Years)
Land improvements	10 —20
Buildings	40
Machinery and equipment	3 — 15
Computer software	3 — 5

Leasehold improvements are depreciated over the shorter of the estimated useful life or the term of the lease.
The Company reports depreciation and amortization of property, plant and equipment in cost of sales and selling, general and administrative expenses based on the nature of the underlying assets. Depreciation and amortization related to the production of inventory and delivery of services are recorded in cost of sales. Depreciation and amortization related to distribution center activities, selling and support functions are reported in selling, general and administrative expenses.
The Company assesses its long-lived assets for impairment when indicators that the carrying amounts may not be recoverable are present. In assessing long-lived assets for impairment, the Company groups its long-lived assets with other assets and liabilities at the lowest level for which identifiable cash flows are generated (“asset group”) and estimates the undiscounted future cash flows that are directly associated with, and expected to be generated from, the use of and eventual disposition of the asset group. If the carrying value is greater than the undiscounted cash flows, an impairment loss must be determined and the asset group is written down to fair value. The impairment loss is quantified by comparing the carrying amount of the asset group to the estimated fair value, which is determined using weighted-average discounted cash flows that consider various possible outcomes for the disposition of the asset group.
GOODWILL AND INTANGIBLE ASSETS — Goodwill represents costs in excess of fair values assigned to the underlying net assets of acquired businesses. Intangible assets acquired are recorded at estimated fair value. Goodwill and intangible assets deemed to have indefinite lives are not amortized, but are tested for impairment annually during the third quarter, and at any time when events suggest an impairment more likely than not has occurred. Beginning in 2013, the Company adopted ASU 2011-08, “Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment.” ASU 2011-08 permits companies to first assess qualitative factors to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step quantitative goodwill impairment test. In performing the qualitative assessment, the Company identifies and considers the significance of relevant key factors, events, and circumstances that could affect the fair value of each reporting unit. These factors include external factors such as macroeconomic, industry, and market conditions, as well as entity-specific factors, such as actual and planned financial performance. The Company also assesses changes in each reporting unit's fair value and carrying amount since the most recent date a fair value measurement was performed. Under the two-step quantitative goodwill impairment test, if applicable, the fair value of the reporting unit is compared to its respective carrying amount including goodwill. To estimate fair value of reporting units under the two-step quantitative approach, the Company uses assumptions about future cash flows based on long-range strategic plans. This approach incorporates many assumptions including future growth rates, discount factors and tax rates. In the event the carrying amount of a reporting unit exceeds its fair value, an impairment loss would be recognized to the extent the carrying amount of the reporting unit's goodwill exceeded the implied fair value of the goodwill. The qualitative assessments and quantitative analyses are completed separately with respect to the goodwill of each of the Company’s reporting units.
Indefinite-lived intangible assets are tested for impairment by comparing the carrying amounts to the current fair market values, usually determined by the estimated cost to lease the assets from third parties. Intangible assets with definite lives are amortized over their estimated useful lives generally using an accelerated method. Under this accelerated method, intangible assets are amortized reflecting the pattern over which the economic benefits of the intangible assets are consumed. Definite-lived intangible assets are also evaluated for impairment when impairment indicators are present. If the carrying amount exceeds the total undiscounted future cash flows, a discounted cash flow analysis is performed to determine the fair value of the asset. If the carrying amount of the asset were to exceed the fair value, it would be written down to fair value. No significant goodwill or other intangible asset impairments were recorded during 2014, 2013 or 2012, with the exception of the goodwill and intangible assets related to the Security segment's Spain & Italy operations which were classified as held for sale in the fourth quarter of 2014. Refer to Note T, Discontinued Operations, for further discussion.
FINANCIAL INSTRUMENTS — Derivative financial instruments are employed to manage risks, including foreign currency, interest rate exposures and commodity prices and are not used for trading or speculative purposes. The Company recognizes all derivative instruments, such as interest rate swap agreements, foreign currency options, commodity contracts and foreign exchange contracts, in the Consolidated Balance Sheets at fair value. Changes in the fair value of derivatives are recognized periodically either in earnings or in Shareowners’ Equity as a component of other comprehensive income, depending on whether the derivative financial instrument is undesignated or qualifies for hedge accounting, and if so, whether it represents a fair value, cash flow, or net investment hedge. Changes in the fair value of derivatives accounted for as fair value hedges are recorded in earnings in the same caption as the changes in the fair value of the hedged items. Gains and losses on derivatives designated as cash flow hedges, to the extent they are effective, are recorded in other comprehensive income, and subsequently reclassified to earnings to offset the impact of the hedged items when they occur.
In the event it becomes probable the forecasted transaction to which a cash flow hedge relates will not occur, the derivative would be terminated and the amount in other comprehensive income would generally be recognized in earnings. Changes in the fair value of derivatives used as hedges of the net investment in foreign operations, to the extent they are effective, are reported in other comprehensive income and are deferred until the subsidiary is sold. Changes in the fair value of derivatives designated as hedges under ASC 815, “Derivatives and Hedging” (“ASC 815”), including any portion that is considered ineffective, are reported in earnings in the same caption where the hedged items are recognized. Changes in the fair value of derivatives not designated as hedges under ASC 815 are reported in earnings in Other-net. Refer to Note I, Derivative Financial Instruments, for further discussion.
The net interest paid or received on interest rate swaps is recognized as interest expense. Gains and losses resulting from the early termination of interest rate swap agreements are deferred and amortized as adjustments to interest expense over the remaining period of the debt originally covered by the terminated swap.
REVENUE RECOGNITION — General: The majority of the Company’s revenues result from the sale of tangible products, where revenue is recognized when the earnings process is complete, collectability is reasonably assured, and the risks and rewards of ownership have transferred to the customer, which generally occurs upon shipment of the finished product, but sometimes is upon delivery to customer facilities.
Provisions for customer volume rebates, product returns, discounts and allowances are recorded as a reduction of revenue in the same period the related sales are recorded. Consideration given to customers for cooperative advertising is recognized as a reduction of revenue except to the extent that there is an identifiable benefit and evidence of the fair value of the advertising, in which case the expense is classified as Selling, general, and administrative expense.
Multiple Element Arrangements: Approximately eight percent of the Company’s revenues are generated from multiple element arrangements, primarily in the Security segment. When a sales agreement involves multiple elements, deliverables are separately identified and consideration is allocated based on their relative selling price in accordance with ASC 605-25, “Revenue Recognition — Multiple-Element Arrangements.”
Sales of security monitoring systems may have multiple elements, including equipment, installation and monitoring services. For these arrangements, the Company assesses its revenue arrangements to determine the appropriate units of accounting, with each deliverable provided under the arrangement considered a separate unit of accounting. Amounts assigned to each unit of accounting are based on an allocation of total arrangement consideration using a hierarchy of estimated selling price for the deliverables. The selling price used for each deliverable will be based on Vendor Specific Objective Evidence (“VSOE”) if available, Third Party Evidence (“TPE”) if VSOE is not available, or estimated selling price if neither VSOE nor TPE is available. Revenue recognized for equipment and installation is limited to the lesser of their allocated amounts under the estimated selling price hierarchy or the non-contingent up-front consideration received at the time of installation, since collection of future amounts under the arrangement with the customer is contingent upon the delivery of monitoring services.
The Company’s contract sales for the installation of security intruder systems and other construction-related projects are recorded under the percentage-of-completion method. Profits recognized on security contracts in process are based upon estimated contract revenue and related total cost of the project at completion. The extent of progress toward completion is generally measured using input methods based on labor metrics. Revisions to these estimates as contracts progress have the effect of increasing or decreasing profits each period. Provisions for anticipated losses are made in the period in which they become determinable. For certain short duration and less complex installation contracts, revenue is recognized upon contract completion and customer acceptance. The revenues for monitoring and monitoring-related services are recognized as services are rendered over the contractual period.
Customer billings for services not yet rendered are deferred and recognized as revenue as the services are rendered. The associated deferred revenue is included in Accrued expenses or Other liabilities on the Consolidated Balance Sheets, as appropriate.
COST OF SALES AND SELLING, GENERAL & ADMINISTRATIVE — Cost of sales includes the cost of products and services provided reflecting costs of manufacturing and preparing the product for sale. These costs include expenses to acquire and manufacture products to the point that they are allocable to be sold to customers and costs to perform services pertaining to service revenues (e.g. installation of security systems, automatic doors, and security monitoring costs). Cost of sales is primarily comprised of inbound freight, direct materials, direct labor as well as overhead which includes indirect labor and facility and equipment costs. Cost of sales also includes quality control, procurement and material receiving costs as well as internal transfer costs. SG&A costs include the cost of selling products as well as administrative function costs. These expenses generally represent the cost of selling and distributing the products once they are available for sale and primarily include salaries and commissions of the Company’s sales force, distribution costs, notably salaries and facility costs, as well as administrative expenses for certain support functions and related overhead.
ADVERTISING COSTS — Television advertising is expensed the first time the advertisement airs, whereas other advertising is expensed as incurred. Advertising costs are classified in SG&A and amounted to $121.5 million in 2014, $121.1 million in 2013, and $121.4 million in 2012. Expense pertaining to cooperative advertising with customers reported as a reduction of Net sales was $206.5 million in 2014, $172.4 million in 2013, and $159.8 million in 2012. Cooperative advertising with customers classified as SG&A expense amounted to $6.2 million in 2014, $6.0 million in 2013, and $4.4 million in 2012.
SALES TAXES — Sales and value added taxes collected from customers and remitted to governmental authorities are excluded from Net sales reported in the Consolidated Statements of Operations.
SHIPPING AND HANDLING COSTS — The Company generally does not bill customers for freight. Shipping and handling costs associated with inbound freight are reported in Cost of sales. Shipping costs associated with outbound freight are reported as a reduction of Net sales and amounted to $226.2 million, $201.6 million, and $181.2 million in 2014, 2013, and 2012, respectively. Distribution costs are classified as SG&A and amounted to $243.2 million, $229.5 million and $202.5 million in 2014, 2013 and 2012, respectively.
STOCK-BASED COMPENSATION — Compensation cost relating to stock-based compensation grants is recognized on a straight-line basis over the vesting period, which is generally four years. The expense for stock options and restricted stock units awarded to retirement eligible employees (those aged 55 and over, and with 10 or more years of service) is recognized on the grant date, or (if later) by the date they become retirement-eligible.
POSTRETIREMENT DEFINED BENEFIT PLAN — The Company uses the corridor approach to determine expense recognition for each defined benefit pension and other postretirement plan. The corridor approach defers actuarial gains and losses resulting from variances between actual and expected results (based on economic estimates or actuarial assumptions) and amortizes them over future periods. For pension plans, these unrecognized gains and losses are amortized when the net gains and losses exceed 10% of the greater of the market-related value of plan assets or the projected benefit obligation at the beginning of the year. For other postretirement benefits, amortization occurs when the net gains and losses exceed 10% of the accumulated postretirement benefit obligation at the beginning of the year. For ongoing, active plans, the amount in excess of the corridor is amortized on a straight-line basis over the average remaining service period for active plan participants. For plans with primarily inactive participants, the amount in excess of the corridor is amortized on a straight-line basis over the average remaining life expectancy of inactive plan participants.
INCOME TAXES — The Company accounts for income taxes under the asset and liability method in accordance with ASC 740, "Income Taxes" ("ASC 740"), which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Deferred tax assets and liabilities are determined based on the differences between the financial statements and tax basis of assets and liabilities using the enacted tax rates in effect for the year in which the differences are expected to reverse. Any changes in tax rates on deferred tax assets and liabilities are recognized in income in the period that includes the enactment date.

The Company records net deferred tax assets to the extent that it is more likely than not that these assets will be realized. In making this determination, Management considers all available positive and negative evidence, including future reversals of existing temporary differences, estimates of future taxable income, tax-planning strategies, and the realizability of net operating loss carry forwards. In the event that it is determined that an asset is not more likely that not to be realized, a valuation allowance is recorded against the asset. Valuation allowances related to deferred tax assets can be impacted by changes to tax laws, changes to statutory tax rates and future taxable income levels. In the event the Company were to determine that it would not be able to realize all or a portion of its deferred tax assets in the future, the unrealizable amount would be charged to earnings in the period in which that determination is made. Conversely, if the Company were to determine that it would be able to realize deferred tax assets in the future in excess of the net carrying amounts, it would decrease the recorded valuation allowance through a favorable adjustment to earnings in the period that the determination was made.
The Company records uncertain tax positions in accordance with ASC 740, which requires a two step process. First, management determines whether it is more likely than not that a tax position will be sustained based on the technical merits of the position and second, for those tax positions that meet the more likely than not threshold, management recognizes the largest amount of the tax benefit that is greater than 50 percent likely to be realized upon ultimate settlement with the related taxing authority. The Company maintains an accounting policy of recording interest and penalties on uncertain tax positions as a component of the income tax expense on continuing operations in the Consolidated Statement of Operations.

The Company is subject to tax in a number of locations, including many state and foreign jurisdictions. Significant judgment is required when calculating the worldwide provision for income taxes. Many factors are considered when evaluating and estimating the Company's tax positions and tax benefits, which may require periodic adjustments and which may not accurately anticipate actual outcomes. It is reasonably possible that the amount of the unrecognized benefit with respect to certain of the Company's unrecognized tax positions will significantly increase or decrease within the next 12 months. These changes may be the result of settlements of ongoing audits or final decisions in transfer pricing matters. The Company periodically assesses its liabilities and contingencies for all tax years still subject to audit based on the most current available information, which involves inherent uncertainty.
EARNINGS PER SHARE — Basic earnings per share equals net earnings attributable to Stanley Black & Decker, Inc., less earnings allocated to restricted stock units with non-forfeitable dividend rights, divided by weighted-average shares outstanding during the year. Diluted earnings per share include the impact of common stock equivalents using the treasury stock method when the effect is dilutive.
NEW ACCOUNTING STANDARDS — In January 2015, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2015-01, "Income Statement - Extraordinary and Unusual Items (Subtopic 225-20); Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items," which eliminates from GAAP the concept of extraordinary items stating that the concept causes uncertainty because it is unclear when an item should be considered both unusual and infrequent and that users do not find the classification and presentation necessary to identify those events and transactions. This ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015, with early adoption permitted provided the guidance is applied from the beginning of the fiscal year of adoption. The Company does not expect this standard to have an impact on its consolidated financial statements upon adoption.
In August 2014, the FASB issued ASU 2014-15, "Presentation of Financial Statements - Going Concern (Subtopic 205-40); Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern," which requires management of a company to evaluate whether there is substantial doubt about the company’s ability to continue as a going concern. This ASU is effective for the annual reporting period ending after December 15, 2016, and for interim and annual reporting periods thereafter, with early adoption permitted. The Company does not expect this standard to have an impact on its consolidated financial statements upon adoption.

In May 2014, the FASB issued ASU 2014-09, "Revenue from Contracts with Customers (Topic 606)." The new revenue recognition standard outlines a comprehensive model for companies to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The new model provides a five-step analysis in determining when and how revenue is recognized. The core principle of the new guidance is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This ASU is effective for annual reporting periods (and interim reporting periods within those years) beginning after December 15, 2016, and shall be applied retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. Early adoption of this ASU is not permitted. The Company is currently evaluating the new guidance to determine the impact it may have to its consolidated financial statements.

In April 2014, the FASB issued ASU 2014-08, "Presentation of Financial Statements (Topic 205) and Property, Plant and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity." The amendments contained in this update change the criteria for reporting discontinued operations and enhances the reporting requirements for discontinued operations. Under the revised standard, a discontinued operation must represent a strategic shift that has or will have a major effect on an entity's operations and financial results. Examples could include a disposal of a major line of business, a major geographical area, a major equity method investment, or other major parts of an entity. The revised standard will also allow an entity to have certain continuing cash flows or involvement with the component after the disposal. Additionally, the standard requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income, and expenses of discontinued operations. This ASU is effective for reporting periods beginning after December 15, 2014 with early adoption permitted, but only for disposals (or classifications as held for sale) that have not been reported in financial statements previously issued or available for issue.

In July 2013, the FASB issued ASU 2013-11, "Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists." This ASU provides that a liability related to an unrecognized tax benefit would be offset against a deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward if such settlement is required or expected in the event the uncertain tax position is disallowed. The FASB's objective in issuing this ASU is to eliminate diversity in practice resulting from a lack of guidance on this topic in current U.S. GAAP. New recurring disclosures are not required because the ASU does not affect the recognition or measurement of uncertain tax positions under ASC 740. This ASU was effective for reporting periods beginning after December 15, 2013 with early adoption permitted. The Company adopted this guidance during the first quarter of 2014. The adoption of this guidance did not have a material impact to the Company's consolidated financial statements.

In March 2013, the FASB issued ASU 2013-05, “Foreign Currency Matters (Topic 830): Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity.” This guidance applies to the release of the cumulative translation adjustment into net income when a parent either sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets that is a business within a foreign entity. This standard update was effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The adoption of this guidance did not have an impact to the Company's consolidated financial statements.
In February 2013, the FASB issued ASU 2013-02, "Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income." This standard requires additional disclosures regarding the reporting of reclassifications out of accumulated other comprehensive income (AOCI). This standard update was effective for reporting periods beginning after December 15, 2012. The Company adopted this guidance during the first quarter of 2013.